SENIOR SECURED CONVERTIBLE NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2015
Convertible Notes Payable [Abstract]
Senior Secured Convertible Notes Payable -Related Parties
NOTE 7 – SENIOR SECURED CONVERTIBLE NOTES PAYABLE – RELATED PARTIES

In February 2006, the Company commenced a private placement of up to $800,000 principal amount of 10% senior secured convertible promissory notes due twelve months from the date of issue to certain Company shareholders and other accredited investors. As of December 31, 2006, the Company completed this private placement by selling all notes payable totaling $800,000. The notes are secured by a first priority lien on all of the tangible and intangible personal property of the Company. In May 2007, the due date of these notes was extended to August 2008 and the interest rate increased to 12% per annum during the extension period. In June 2011, the interest rate on all of the notes was reset to 10% and $596,500 of the notes and accrued interest was extended until September 15, 2015. During the fourth quarter of 2012 the remaining $178,749 of unextended notes and the associated accrued interest were extended to September 30, 2015. In June 2013, $225,000 of these notes payable plus accrued interest of $181,125 were converted into 7.4 million shares of the Company’s common stock, which was valued at $1,628,000. The excess of the fair value of the Company’s common stock over the value of the notes payable and accrued interest was recorded as loss on extinguishment of debt in accordance with FASB ASC 470-50.

During the fourth quarter of 2013, $220,000 of senior convertible notes plus accrued interest of $395,000, were converted into 7,900,000 shares of common stock. Since this transaction was with related parties, the conversion was treated as a capital transaction in accordance with FASB ASC 470-50-40-3.

During the second quarter of 2014, $216,249 of principal of the Company’s outstanding senior convertible notes held by a significant shareholder of the Company, plus accrued interest of $208,339, were converted into 8,448,519 shares of common stock. The excess of the fair value of the Company’s common stock over the value of the notes payable and accrued interest, $82,000, was recorded as loss on extinguishment of debt in accordance with FASB ASC 470-50.

On June 12, 2015, as part of the Recapitalization Transaction (see Note 6), the Company restructured the Senior Secured Convertible Notes Payable – Related Parties. As a result the principal balance of $114,000 and accrued interest of $118,775 was converted into 154,184 shares (13,105,662 shares pre Reverse Stock Split at $0.018 per share) of the Company’s Common Stock. This resulted in a gain of $103,456. Of this amount, $17,967 was related to a stockholder and recorded as additional paid in capital, with the remaining $85,489 being recorded as a gain on extinguishment of debt.